Other current financial liabilities	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current financial liabilities	Other current financial liabilities

(EUR thousand)		As of March 31
Other current financial liabilities	Note	2024	2023
Lease liabilities - current	14	8,802	6,984
Put options related to acquisitions	27	1,479	794
Warrants		863	11,449

Other liabilities	27	2,544	—
Total		13,689	19,227
As of March 31, 2024 other liabilities predominantly consist of EUR2.4 million related to the liabilities towards minority shareholders of Yocuda for the acquisition of 50% of their shares pursuant to the exercise of 50% of their put options in March 2024; please refer to Note 27 for further details.
Warrants
The outstanding public and private warrants as of March 31, 2024 amount to 30,735,950 (30,735,950 as of March 31, 2023) with a fair value of EUR0.9 million (EUR11.4 million as of March 31, 2023). There were no warrants exercised during the financial years ended March 31, 2024 and March 31, 2023.
The Group has employed a Black-Scholes pricing model to estimate the fair value of the private warrants issued on August 28, 2020, notably the fair value of the call option inherent in the private warrants, using as key inputs the Group’s share price, risk-free rate, implied public warrant volatility, the warrants’ maturity, and the public warrants’ market price.

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2024	2023
Opening balance as of April 1	11,449	12,051
Issuance of warrants	—	—
Exercises of warrants	—	—
Change in fair value of warrants	(10,586)	(602)
Closing balance as of March 31	863	11,449

Please refer to Note 4, and Note 23 for further details.